NET (LOSS)/INCOME PER SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from the calculation of diluted net (loss)/income per share	3,747,975	3,418,090	99,355,769
Convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from the calculation of diluted net (loss)/income per share	0	377,931,094	323,435,523